Expense Example - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Small_Mid Cap Growth Fund	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Class C Shares 1 Year	Class C Shares 3 Years	Class C Shares 5 Years	Class C Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Service Shares 1 Year	Service Shares 3 Years	Service Shares 5 Years	Service Shares 10 Years	Investor Shares 1 Year	Investor Shares 3 Years	Investor Shares 5 Years	Investor Shares 10 Years	Class R Shares 1 Year	Class R Shares 3 Years	Class R Shares 5 Years	Class R Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	667	924	1,200	1,986	300	627	1,079	2,334	91	284	493	1,096	142	440	761	1,669	99	318	554	1,233	150	473	820	1,798	90	281	488	1,084